NOTES PAYABLE	12 Months Ended
Dec. 31, 2023
Debt Disclosure [Abstract]
NOTES PAYABLE

NOTE 9. NOTES PAYABLE

Prior to 2020, the Company entered into an agreement with A vendor (“Vendor”) to convert the balance of their account into a note payable in the amount of $250,000. The note bears interest of 5% per annum and matured on February 28, 2018. As of December 31, 2023, the Company had not made any payments on this note and the accrued interest was $81,336. and the note is due upon demand. This note is recorded as Other payable in the Balance Sheets.